RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2022
RECLAMATION PROVISION
Reclamation Provision

15. RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2022, is $445 (December 31, 2021 – $726), and the undiscounted value of the obligation is $1,454 (December 31, 2021 – $1,252).

The present value of the obligation was calculated using a risk-free interest rate of 9.65% (December 31, 2021 – 7.78%) and an inflation rate of 7.82% (December 31, 2021 – 7.36%). Reclamation activities are estimated to begin in 2023 for the San Gonzalo Mine and in 2041 for the Avino Mine.

A reconciliation of the changes in the Company’s reclamation provision for the years ended December 31, 2022 and 2021, is as follows:

	December 31, 2022	December 31, 2021

Balance at beginning of the period	$726	$808
Changes in estimates	(364)	(105)
Unwinding of discount related to continuing operations	44	47
Effect of movements in exchange rates	39	(24)
Balance at end of the period	$445	$726